Goodwill (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross amount of goodwill
Balance at beginning of period	SFr 8,804	SFr 8,699
Goodwill acquired during the period		5
Foreign currency translation impact	(158)	107
Other	(13)	(7)
Balance at end of period	8,633	8,804	SFr 8,699
Accumulated impairment
Balance at beginning of period	3,891	3,891
Goodwill impairment	0	0	3,797
Balance at end of period	3,891	3,891	3,891
Net book value
Net book value	4,742	4,913
Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	623	610
Goodwill acquired during the period		5
Foreign currency translation impact	(13)	9
Other	0	(1)
Balance at end of period	610	623	610
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0	0
Net book value
Net book value	610	623
Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,612	1,573
Goodwill acquired during the period		0
Foreign currency translation impact	(55)	32
Other	(13)	7
Balance at end of period	1,544	1,612	1,573
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0	0
Net book value
Net book value	1,544	1,612
Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,318	2,294
Goodwill acquired during the period		0
Foreign currency translation impact	(50)	37
Other	0	(13)
Balance at end of period	2,268	2,318	2,294
Accumulated impairment
Balance at beginning of period	772	772
Balance at end of period	772	772	772
Net book value
Net book value	1,496	1,546
Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period	3,195	3,183
Goodwill acquired during the period		0
Foreign currency translation impact	(17)	12
Other	0	0
Balance at end of period	3,178	3,195	3,183
Accumulated impairment
Balance at beginning of period	2,719	2,719
Balance at end of period	2,719	2,719	2,719
Net book value
Net book value	459	476
Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	1,044	1,027
Goodwill acquired during the period		0
Foreign currency translation impact	(23)	17
Other	0	0
Balance at end of period	1,021	1,044	1,027
Accumulated impairment
Balance at beginning of period	388	388
Balance at end of period	388	388	388
Net book value
Net book value	633	656
Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period	12	12
Goodwill acquired during the period		0
Foreign currency translation impact	0	0
Other	0	0
Balance at end of period	12	12	12
Accumulated impairment
Balance at beginning of period	12	12
Balance at end of period	12	12	12
Net book value
Net book value	0	0
Bank
Gross amount of goodwill
Balance at beginning of period	8,080	7,986
Goodwill acquired during the period		5
Foreign currency translation impact	(140)	95
Other	(13)	(6)
Balance at end of period	7,927	8,080	7,986
Accumulated impairment
Balance at beginning of period	3,891	3,891
Goodwill impairment	0	0	3,797
Balance at end of period	3,891	3,891	3,891
Net book value
Net book value	4,036	4,189
Bank | Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	605	591
Goodwill acquired during the period		5
Foreign currency translation impact	(13)	9
Other	0	0
Balance at end of period	592	605	591
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0	0
Net book value
Net book value	592	605
Bank | Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,598	1,559
Goodwill acquired during the period		0
Foreign currency translation impact	(54)	32
Other	(13)	7
Balance at end of period	1,531	1,598	1,559
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0	0
Net book value
Net book value	1,531	1,598
Bank | Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,090	2,069
Goodwill acquired during the period		0
Foreign currency translation impact	(46)	34
Other	0	(13)
Balance at end of period	2,044	2,090	2,069
Accumulated impairment
Balance at beginning of period	772	772
Balance at end of period	772	772	772
Net book value
Net book value	1,272	1,318
Bank | Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period	2,842	2,838
Goodwill acquired during the period		0
Foreign currency translation impact	(5)	4
Other	0	0
Balance at end of period	2,837	2,842	2,838
Accumulated impairment
Balance at beginning of period	2,719	2,719
Balance at end of period	2,719	2,719	2,719
Net book value
Net book value	118	123
Bank | Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	933	917
Goodwill acquired during the period		0
Foreign currency translation impact	(22)	16
Other	0	0
Balance at end of period	911	933	917
Accumulated impairment
Balance at beginning of period	388	388
Balance at end of period	388	388	388
Net book value
Net book value	523	545
Bank | Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period	12	12
Goodwill acquired during the period		0
Foreign currency translation impact	0	0
Other	0	0
Balance at end of period	12	12	12
Accumulated impairment
Balance at beginning of period	12	12
Balance at end of period	12	12	SFr 12
Net book value
Net book value	SFr 0	SFr 0